Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Offsetting of derivatives
Offsetting of derivatives
	2022		2021
end of	Derivative assets	Derivative liabilities	Derivative assets		Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	8.6	9.8	4.4		4.0
OTC	24.2	23.5	44.4		40.3
Exchange-traded	0.0	0.0	0.1		0.0
Interest rate products	32.8	33.3	48.9		44.3
OTC-cleared	0.3	0.3	0.2		0.2
OTC	24.9	25.5	20.9	[1]	22.9	[1]
Exchange-traded	0.0	0.1	0.0		0.0
Foreign exchange products	25.2	25.9	21.1		23.1
OTC	4.3	7.1	8.2		13.0
Exchange-traded	18.6	18.3	22.7		21.4
Equity/index-related products	22.9	25.4	30.9		34.4
OTC-cleared	0.6	0.6	1.3		1.4
OTC	2.4	2.6	3.3		4.3
Credit derivatives	3.0	3.2	4.6		5.7
OTC-cleared	0.1	0.1	0.0		0.0
OTC	0.9	0.4	1.4		0.5
Exchange-traded	0.0	0.0	0.1		0.1
Other products [2]	1.0	0.5	1.5		0.6
OTC-cleared	9.6	10.8	5.9		5.6
OTC	56.7	59.1	78.2		81.0
Exchange-traded	18.6	18.4	22.9		21.5
Total gross derivatives subject to enforceable master netting agreements	84.9	88.3	107.0		108.1
Offsetting (CHF billion)
OTC-cleared	(9.5)	(10.7)	(5.6)		(5.3)
OTC	(49.6)	(52.9)	(69.3)	[1]	(75.5)	[1]
Exchange-traded	(18.0)	(18.2)	(21.0)		(21.0)
Offsetting	(77.1)	(81.8)	(95.9)		(101.8)
of which counterparty netting	(68.3)	(68.3)	(83.9)	[1]	(83.9)	[1]
of which cash collateral netting	(8.8)	(13.5)	(12.0)		(17.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.1	0.1	0.3		0.3
OTC	7.1	6.2	8.9		5.5
Exchange-traded	0.6	0.2	1.9		0.5
Total net derivatives subject to enforceable master netting agreements	7.8	6.5	11.1		6.3
Total derivatives not subject to enforceable master netting agreements [3]	3.3	2.6	6.7		4.3
Total net derivatives presented in the consolidated balance sheets	11.1	9.1	17.8		10.6
of which recorded in trading assets and trading liabilities	11.1	8.9	17.6		10.6
of which recorded in other assets and other liabilities	0.0	0.2	0.2		0.0
1 Prior period has been revised.
2 Primarily precious metals, commodity and energy products.
3 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2022				2021
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	47.9	(10.7)	37.2		74.1	(16.6)	57.5
Securities borrowing transactions	4.5	0.0	4.5		22.2	0.0	22.2
Total subject to enforceable master netting agreements	52.4	(10.7)	41.7		96.3	(16.6)	79.7
Total not subject to enforceable master netting agreements [1]	17.1	–	17.1		24.2	–	24.2
Total	69.5	(10.7)	58.8	[2]	120.5	(16.6)	103.9	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 40,793 million and CHF 68,623 million of the total net amount as of the end of 2022 and 2021, respectively, were reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2022				2021
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	27.8	(10.7)	17.1		32.2	(16.6)	15.6
Securities lending transactions	0.9	0.0	0.9		15.4	0.0	15.4
Obligation to return securities received as collateral, at fair value	2.9	0.0	2.9		14.7	0.0	14.7
Total subject to enforceable master netting agreements	31.6	(10.7)	20.9		62.3	(16.6)	45.7
Total not subject to enforceable master netting agreements [1]	2.4	–	2.4		4.6	–	4.6
Total	34.0	(10.7)	23.3		66.9	(16.6)	50.3
of which securities sold under repurchase agreements and securities lending transactions	31.0	(10.7)	20.3	[2]	51.9	(16.6)	35.3	[2]
of which obligation to return securities received as collateral, at fair value	3.0	0.0	3.0		15.0	0.0	15.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 14,042 million and CHF 13,213 million of the total net amount as of the end of 2022 and 2021, respectively, were reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2022						2021
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	7.8	3.2		0.0		4.6	11.1	4.5		0.0		6.6
Securities purchased under resale agreements	37.2	37.1		0.1		0.0	57.5	57.5		0.0		0.0
Securities borrowing transactions	4.5	4.3		0.0		0.2	22.2	21.9		0.0		0.3
Total financial assets subject to enforceable master netting agreements	49.5	44.6		0.1		4.8	90.8	83.9		0.0		6.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	6.5	1.2		0.0		5.3	6.3	1.3		0.0		5.0
Securities sold under repurchase agreements	17.1	17.1		0.0		0.0	15.6	15.5		0.1		0.0
Securities lending transactions	0.9	0.8		0.0		0.1	15.4	15.3		0.0		0.1
Obligation to return securities received as collateral, at fair value	2.9	2.7		0.0		0.2	14.7	13.0		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	27.4	21.8		0.0		5.6	52.0	45.1		0.1		6.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	2022		2021
end of	Derivative assets	Derivative liabilities	Derivative assets		Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	8.6	9.8	4.4		4.0
OTC	25.1	23.5	44.5		40.3
Exchange-traded	0.0	0.0	0.1		0.0
Interest rate products	33.7	33.3	49.0		44.3
OTC-cleared	0.3	0.3	0.2		0.2
OTC	24.9	25.5	20.9	[1]	22.9	[1]
Exchange-traded	0.0	0.1	0.0		0.0
Foreign exchange products	25.2	25.9	21.1		23.1
OTC	4.3	7.1	8.2		13.0
Exchange-traded	18.6	18.3	22.7		21.4
Equity/index-related products	22.9	25.4	30.9		34.4
OTC-cleared	0.6	0.6	1.3		1.4
OTC	2.4	2.6	3.3		4.3
Credit derivatives	3.0	3.2	4.6		5.7
OTC-cleared	0.1	0.1	0.0		0.0
OTC	0.9	0.4	1.4		0.5
Exchange-traded	0.0	0.0	0.1		0.1
Other products [2]	1.0	0.5	1.5		0.6
OTC-cleared	9.6	10.8	5.9		5.6
OTC	57.6	59.1	78.3		81.0
Exchange-traded	18.6	18.4	22.9		21.5
Total gross derivatives subject to enforceable master netting agreements	85.8	88.3	107.1		108.1
Offsetting (CHF billion)
OTC-cleared	(9.5)	(10.7)	(5.6)		(5.3)
OTC	(50.5)	(52.9)	(69.4)	[1]	(75.5)	[1]
Exchange-traded	(18.0)	(18.2)	(21.0)		(21.0)
Offsetting	(78.0)	(81.8)	(96.0)		(101.8)
of which counterparty netting	(68.3)	(68.3)	(83.9)	[1]	(83.9)	[1]
of which cash collateral netting	(9.7)	(13.5)	(12.1)		(17.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.1	0.1	0.3		0.3
OTC	7.1	6.2	8.9		5.5
Exchange-traded	0.6	0.2	1.9		0.5
Total net derivatives subject to enforceable master netting agreements	7.8	6.5	11.1		6.3
Total derivatives not subject to enforceable master netting agreements [3]	3.3	2.6	6.7		4.3
Total net derivatives presented in the consolidated balance sheets	11.1	9.1	17.8		10.6
of which recorded in trading assets and trading liabilities	11.1	8.9	17.6		10.6
of which recorded in other assets and other liabilities	0.0	0.2	0.2		0.0
1 Prior period has been revised.
2 Primarily precious metals, commodity and energy products.
3 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2022				2021
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	47.9	(10.7)	37.2		74.1	(16.6)	57.5
Securities borrowing transactions	4.5	0.0	4.5		22.2	0.0	22.2
Total subject to enforceable master netting agreements	52.4	(10.7)	41.7		96.3	(16.6)	79.7
Total not subject to enforceable master netting agreements [1]	17.1	–	17.1		24.2	–	24.2
Total	69.5	(10.7)	58.8	[2]	120.5	(16.6)	103.9	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 40,793 million and CHF 68,623 million of the total net amount as of the end of 2022 and 2021, respectively, were reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2022				2021
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	27.8	(10.7)	17.1		32.3	(16.6)	15.7
Securities lending transactions	0.9	0.0	0.9		15.4	0.0	15.4
Obligation to return securities received as collateral, at fair value	2.9	0.0	2.9		14.7	0.0	14.7
Total subject to enforceable master netting agreements	31.6	(10.7)	20.9		62.4	(16.6)	45.8
Total not subject to enforceable master netting agreements [1]	2.5	–	2.5		4.6	–	4.6
Total	34.1	(10.7)	23.4		67.0	(16.6)	50.4
of which securities sold under repurchase agreements and securities lending transactions	31.1	(10.7)	20.4	[2]	52.0	(16.6)	35.4	[2]
of which obligation to return securities received as collateral, at fair value	3.0	0.0	3.0		15.0	0.0	15.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 14,133 million and CHF 13,307 million of the total net amount as of the end of 2022 and 2021, respectively, were reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2022						2021
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	7.8	3.2		0.0		4.6	11.1	4.5		0.0		6.6
Securities purchased under resale agreements	37.2	37.1		0.1		0.0	57.5	57.5		0.0		0.0
Securities borrowing transactions	4.5	4.3		0.0		0.2	22.2	21.9		0.0		0.3
Total financial assets subject to enforceable master netting agreements	49.5	44.6		0.1		4.8	90.8	83.9		0.0		6.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	6.5	1.2		0.0		5.3	6.3	1.3		0.0		5.0
Securities sold under repurchase agreements	17.1	17.1		0.0		0.0	15.7	15.6		0.1		0.0
Securities lending transactions	0.9	0.8		0.0		0.1	15.4	15.3		0.0		0.1
Obligation to return securities received as collateral, at fair value	2.9	2.7		0.0		0.2	14.7	13.0		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	27.4	21.8		0.0		5.6	52.1	45.2		0.1		6.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.